PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statement of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed statements of comprehensive loss
Net loss	¥ 500,098	$ 78,477	¥ (2,709,347)	¥ (182,292)
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	(34,908)	(5,478)	(133,439)	(8,075)
Comprehensive (loss) income	480,193	75,353	(2,813,698)	(189,321)
Comprehensive loss attributable to 21Vianet Group, Inc.	465,190	72,999	(2,842,786)	(190,367)
Parent Company
Condensed statements of comprehensive loss
Net loss	500,098	78,477	(2,709,347)	(182,292)
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustments, net of tax of nil		(5,478)	(133,439)	(8,075)
Other comprehensive income (loss), net of tax of nil:		(5,478)	(133,439)	(8,075)
Comprehensive (loss) income		72,999	(2,842,786)	(190,367)
Comprehensive loss attributable to 21Vianet Group, Inc.		$ 72,999	¥ (2,842,786)	¥ (190,367)
Reportable Legal Entities [Member] | Parent Company
Condensed statements of comprehensive loss
Net loss	500,098
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	(34,908)
Other comprehensive income (loss), net of tax of nil:	(34,908)
Comprehensive (loss) income	465,190
Comprehensive loss attributable to 21Vianet Group, Inc.	¥ 465,190